Goodwill and Other Intangible Assets (Details) - Narrative - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule Of Changes In The Carrying Amount Of Goodwill Abstract
Amortization of intangible assets	$ 5,400,000	$ 6,900,000